Accrued and Other Current Liabilities - Summary of accrued and other current liabilities (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued and other current liabilities:
Professional services	$ 45,705	$ 606,553
Accrued research and development expenses	568,155	586,426
Accrued employee expenses	530,500	530,500
Other accrued liabilities	16,547	5,004	$ 9,649
Total accrued and other current liabilities	$ 1,160,907	$ 1,728,483	$ 9,649